Summary of significant accounting policies - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 SFr / shares	Dec. 31, 2024 SFr / shares	Dec. 31, 2023 SFr / shares
Summary of significant accounting policies
Dividend rights multiplier	10
Class A Common Stock
Summary of significant accounting policies
Par value per share (in CHF)	SFr 0.01	SFr 0.01	SFr 0.25
Class B Common Stock
Summary of significant accounting policies
Par value per share (in CHF)	SFr 0.1	SFr 0.1	SFr 2.5
Minimum
Summary of significant accounting policies
Intangible asset useful life	1 year
Property, plant and equipment useful life	1 year
Maximum
Summary of significant accounting policies
Intangible asset useful life	19 years
Property, plant and equipment useful life	10 years